UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-06072

                        Scudder Treasury Money Portfolio
                        --------------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Treasury Money Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------

                                                                                            Principal
                                                                                            Amount ($)            Value ($)
                                                                                           --------------------------------

US Treasury Obligations 36.1%
US Treasury Bills:
1.355%*, 11/26/2004                                                                          8,800,000           8,781,451
1.67%*, 2/10/2005                                                                           27,100,000          26,934,058
1.863%*, 3/3/2005                                                                           10,000,000           9,920,844
1.875%*, 3/10/2005                                                                          37,000,000          36,691,667
US Treasury Notes:
2.0%, 11/30/2004                                                                            49,000,000          49,066,666
5.875%, 11/15/2004                                                                          46,000,000          46,267,857
                                                                                                               ------------
Total US Treasury Obligations Cost $177,662,543)                                                               177,662,543

Repurchase Agreements 76.1%
BNP Paribas, 1.75%, dated 9/30/2004, to be repurchased
at $130,006,319 on 10/1/2004 (a)                                                           130,000,000         130,000,000
Countrywide Securities Corp., 1.73%, dated 9/30/2004, to be
repurchased at $25,001,201 on 10/01/2004 (b)                                                25,000,000          25,000,000
Credit Suisse First Boston Corp., 1.76%, dated 9/30/2004, to be
repurchased at $13,941,659 on 10/01/2004 (c)                                                13,940,977          13,940,977
Morgan Stanley, 1.73%, dated 9/30/2004, to be repurchased
at $25,001,201 on 10/01/2004 (d)                                                            25,000,000          25,000,000
Citigroup Global Markets, Inc., 1.70%, dated 9/30/2004, to be
repurchased at $25,001,182 on 10/01/2004 (e)                                                25,000,000          25,000,000
UBS Warburg, 1.75%, dated 9/30/2004, to be repurchased
at $25,001,215 on 10/01/2004 (f)                                                            25,000,000          25,000,000
Westdeutsche Landesbank Gironzentrale, 1.78%, dated 9/30/2004,
to be repurchased at $130,006,428 on 10/01/2004 (g)                                        130,000,000         130,000,000
                                                                                                               ------------
Total Repurchase Agreements (Cost $373,940,977)                                                                373,940,977

                                                                                                 % of
                                                                                               Net Assets       Value ($)
                                                                                               ----------       ---------

Total Investment Portfolio  (Cost $551,603,520)                                                  112.2         551,603,520
Other Assets and Liabilities, Net                                                                -12.2         -59,938,244
                                                                                                               ------------
Net Assets                                                                                       100.0         491,665,276
                                                                                                               ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Annualized yield at the time of purchase; not a coupon rate.

(a) Collateralized by:

Principal                                                                                  Maturity          Collateral
Amount ($)        Security                                     Rate (%)                      Date             Worth ($)
---------------------------------------------------------------------------------------------------------------------------
34,384,000        US Treasury Bill                             1.570                       11/18/2004         34,310,418
88,997,000        US Treasury Note                             7.000                        7/15/2006         98,289,930
---------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                       132,600,348

(b) Collateralized by a $24,060,000 US Treasury Note, 5.750%, maturing on
11/15/2005 with a value of $25,500,773.

(c) Collateralized by:

Principal                                                                                  Maturity          Collateral
Amount ($)        Security                                     Rate (%)                      Date             Worth ($)
---------------------------------------------------------------------------------------------------------------------------
 4,715,000       US Treasury STRIP, Principal Only                -                         2/15/2008          4,261,370
16,179,000       US Treasury STRIP, Principal Only                -                         8/15/2015          9,961,248
---------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                        14,222,618

(d) Collateralized by:

Principal                                                                                  Maturity          Collateral
Amount ($)        Security                                     Rate (%)                      Date             Worth ($)
---------------------------------------------------------------------------------------------------------------------------
15,051,000       US Treasury STRIP, Principal Only                -                        11/15/2016          8,630,243
 2,630,000       US Treasury STRIP, Principal Only                -                         8/15/2022          1,059,785
25,844,000       US Treasury STRIP, Principal Only                -                         8/15/2019         12,487,562
 4,794,000       US Treasury STRIP, Principal Only                -                         5/15/2020          2,212,671
 2,634,000       US Treasury STRIP, Principal Only                -                        11/15/2021          1,110,047
---------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                        25,500,308

(e) Collateralized by a $25,630,000 US Treasury Note, 2.625%, maturing 5/15/2008 with a value of $25,511,942.

(f) Collateralized by a $25,760,000 US Treasury Bill, 1.720%, maturing 3/31/2005 with a value of $25,500,596.

(g) Collateralized by $126,872,065 of Government National Mortgage Association securities, 6.000%, maturing 12/15/2033 with a value of $132,600,000.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Treasury Money Portfolio


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Treasury Money Portfolio

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004



By:                                 /s/Paul Schubert
                                    ----------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 19, 2004